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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21823

                      Pioneer Series Trust V
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer High Income Municipal Fund

 Schedule of Investments 5/31/13 (unaudited)

 Principal Amount ($)

 Floating

 Rate (d)

 S&P/Moody's

 Ratings

 Value

 MUNICIPAL BONDS - 99.0%

 Alabama - 0.6%

 2,000,000

 NR/NR

 Huntsville-Redstone Village Special Care Facilities Financing Authority, 6.875%, 1/1/43

 $

 2,109,940

 2,580,000

 NR/NR

 Huntsville-Redstone Village Special Care Facilities Financing Authority, 7.5%, 1/1/47

 2,887,433

 $

 4,997,373

 Alaska - 1.4%

 12,600,000

 NR/B2

 Northern Tobacco Securitization Corp., 5.0%, 6/1/46

 $

 11,133,864

 Arizona - 0.6%

 750,000

 NR/NR

 Pima County Industrial Development Authority, 8.5%, 7/1/39

 $

 855,802

 3,925,000

 NR/NR

 San Luis Facility Development Corp., 8.375%, 5/1/27

 3,725,767

 $

 4,581,569

 California - 5.0%

 4,000,000

 NR/NR

 California County Tobacco Securitization Agency, 5.0%, 6/1/47

 $

 3,529,920

 3,500,000

 B-/NR

 California County Tobacco Securitization Agency, 5.25%, 6/1/45

 3,223,745

 4,000,000

 NR/B2

 California County Tobacco Securitization Agency, 5.25%, 6/1/45

 3,711,600

 3,250,000

 NR/B2

 California County Tobacco Securitization Agency, 5.65%, 6/1/41

 3,056,885

 6,300,000

 BB/NR

 California Municipal Finance Authority, 6.0%, 7/1/42

 6,568,254

 2,000,000

 NR/NR

 California Statewide Communities Development Authority, 7.5%, 6/1/42

 2,323,840

 315,559

 NR/NR

 California Statewide Communities Development Authority, 9.0%, 12/1/38 (e)

 2,783

 15,000,000

 BBB-/Baa3

 Foothill-Eastern Transportation Corridor Agency, 0.0%, 1/15/33

 4,654,200

 10,000,000

 BBB-/Baa3

 Foothill-Eastern Transportation Corridor Agency, 0.0%, 1/15/34

 2,910,200

 10,000,000

 BBB-/Baa3

 Foothill-Eastern Transportation Corridor Agency, 0.0%, 1/15/36

 2,575,900

 4,000,000

 AA-/Aa3

 Pittsburg Unified School District, 0.0%, 9/1/38

 768,480

 3,925,000

 AA-/Aa3

 Pittsburg Unified School District, 0.0%, 9/1/39

 696,413

 2,500,000

 AA-/Aa3

 Pittsburg Unified School District, 0.0%, 9/1/41

 514,550

 1,925,000

 AA-/Aa3

 Pittsburg Unified School District, 0.0%, 9/1/42

 372,834

 6,395,000

 B-/Caa1

 Tobacco Securitization Authority of Northern California, 5.375%, 6/1/38

 5,865,366

 $

 40,774,970

 Colorado - 2.8%

 1,020,000

 NR/NR

 Colorado Educational & Cultural Facilities Authority, 5.625%, 12/1/36

 $

 811,135

 3,165,000

 NR/NR

 Colorado Health Facilities Authority, 7.125%, 6/1/47

 3,407,344

 38,000,000

 BBB-/Baa2

 E-470 Public Highway Authority, 0.0%, 9/1/40

 9,412,600

 1,500,000

 BBB-/Baa2

 E-470 Public Highway Authority, 0.0%, 9/1/41

 352,995

 8,000,000

 NR/NR

 Kremmling Memorial Hospital District, 7.125%, 12/1/45

 8,866,720

 $

 22,850,794

 Florida - 12.1%

 5,000,000

 NR/NR

 Alachua County Health Facilities Authority, 8.125%, 11/15/41

 $

 5,804,400

 5,000,000

 NR/NR

 Alachua County Health Facilities Authority, 8.125%, 11/15/46

 5,789,050

 5,000,000

 NR/NR

 Capital Trust Agency, Inc., 7.375%, 1/1/48

 4,910,600

 11,000,000

 NR/B1

 Capital Trust Agency, Inc., 7.75%, 1/1/41

 12,278,860

 5,900,000

 NR/NR

 Collier County Industrial Development Authority, 14.0%, 5/15/15

 5,955,991

 3,740,000

 NR/NR

 County of Lake Florida, 7.125%, 11/1/42

 3,735,101

 1,820,000

 NR/NR

 County of Liberty Florida, 8.25%, 7/1/28

 1,835,197

 2,290,000

 NR/NR

 County of Palm Beach Florida, 2.0%, 6/1/16

 2,292,221

 1,450,000

 NR/NR

 County of Palm Beach Florida, 6/1/16 (144A)

 1,450,000

 4,000,000

 NR/NR

 Florida Development Finance Corp., 6.125%, 6/15/43

 3,927,160

 10,380,000

 NR/NR

 Florida Development Finance Corp., 7.625%, 6/15/41

 12,276,530

 5,000,000

 NR/NR

 Florida Development Finance Corp., 7.75%, 6/15/42

 5,656,350

 7,170,000

 NR/NR

 Florida Keys College Campus Foundation, Inc., 7.0%, 11/1/42 (e)

 6,452,713

 2,740,000

 NR/NR

 Hillsborough County Industrial Development Authority, 6.5%, 7/1/29

 2,741,891

 1,325,000

 NR/NR

 Hillsborough County Industrial Development Authority, 6.7%, 7/1/21

 1,326,802

 2,380,000

 NR/NR

 Hillsborough County Industrial Development Authority, 6.75%, 7/1/29

 2,382,142

 6,200,000

 BB/NR

 Lee County Industrial Development Authority Florida, 5.375%, 6/15/37

 6,261,380

 3,000,000

 BB/NR

 Lee County Industrial Development Authority Florida, 5.75%, 6/15/42

 3,117,720

 4,365,000

 NR/NR

 Sarasota County Health Facilities Authority, 5.625%, 7/1/27

 4,358,452

 2,285,000

 NR/NR

 Sarasota County Health Facilities Authority, 5.75%, 7/1/37

 2,273,072

 3,640,000

 NR/NR

 Sarasota County Health Facilities Authority, 5.75%, 7/1/45

 3,576,992

 $

 98,402,624

 Georgia - 3.2%

 6,000,000

 B/NR

 Clayton County Development Authority, 8.75%, 6/1/29

 $

 7,603,380

 7,000,000

 B/NR

 Clayton County Development Authority, 9.0%, 6/1/35

 7,789,180

 3,650,000

 NR/NR

 Fulton County Residential Care Facilities for the Elderly Authority, 5.0%, 7/1/27

 3,669,892

 7,000,000

 NR/NR

 Fulton County Residential Care Facilities for the Elderly Authority, 5.125%, 7/1/42

 6,898,150

 $

 25,960,602

 Hawaii - 0.2%

 800,000

 NR/NR

 Hawaii State Department of Budget & Finance, 7.5%, 11/15/15

 $

 802,472

 1,000,000

 NR/NR

 Hawaii State Department of Budget & Finance, 9.0%, 11/15/44

 1,193,990

 $

 1,996,462

 Illinois - 9.9%

 2,634,795

 NR/NR

 Illinois Finance Authority, 0.0%, 11/15/52

 $

 118,671

 526,959

 NR/NR

 Illinois Finance Authority, 11/15/52

 122,276

 526,959

 NR/NR

 Illinois Finance Authority, 11/15/52

 198,421

 7,000,000

 NR/NR

 Illinois Finance Authority, 5.625%, 2/15/37

 7,076,370

 2,165,000

 NR/NR

 Illinois Finance Authority, 6.0%, 5/15/43

 2,112,044

 4,500,000

 BB/NR

 Illinois Finance Authority, 6.25%, 11/15/35

 4,629,465

 485,000

 NR/NR

 Illinois Finance Authority, 7.0%, 11/15/17

 480,426

 970,000

 NR/NR

 Illinois Finance Authority, 7.0%, 11/15/27

 968,642

 770,000

 NR/NR

 Illinois Finance Authority, 7.0%, 11/15/27

 752,891

 5,085,000

 NR/NR

 Illinois Finance Authority, 7.625%, 5/15/25

 6,077,694

 1,750,000

 NR/NR

 Illinois Finance Authority, 8.0%, 5/15/30

 1,842,522

 3,295,000

 NR/NR

 Illinois Finance Authority, 8.0%, 5/15/40

 3,937,986

 3,965,000

 NR/NR

 Illinois Finance Authority, 8.0%, 5/15/46

 4,725,527

 17,000,000

 NR/NR

 Illinois Finance Authority, 8.125%, 2/15/40

 17,918,680

 2,250,000

 BB/NR

 Illinois Finance Authority, 8.125%, 5/15/40

 2,359,080

 7,275,000

 NR/NR

 Illinois Finance Authority, 8.25%, 2/15/46

 7,696,150

 11,135,000

 BB/NR

 Illinois Finance Authority, 8.25%, 5/15/45

 11,749,875

 4,213,653

 4.00

 NR/NR

 Illinois Finance Authority, Floating Rate Note, 11/15/52

 3,071,542

 2,950,000

 NR/NR

 Southwestern Illinois Development Authority, 5.625%, 11/1/26

 2,484,048

 2,500,000

 NR/NR

 Southwestern Illinois Development Authority, 6.625%, 6/1/37

 2,569,575

 $

 80,891,885

 Indiana - 4.5%

 1,000,000

 NR/NR

 City of Carmel Indiana, 6.0%, 11/15/22

 $

 1,081,640

 1,550,000

 NR/NR

 City of Carmel Indiana, 7.0%, 11/15/27

 1,742,712

 1,750,000

 NR/NR

 City of Carmel Indiana, 7.0%, 11/15/32

 1,940,120

 6,000,000

 NR/NR

 City of Carmel Indiana, 7.125%, 11/15/42

 6,618,120

 5,950,000

 NR/NR

 City of Carmel Indiana, 7.125%, 11/15/47

 6,517,392

 3,500,000

 NR/NR

 City of Crown Point Indiana, 8.0%, 11/15/39

 4,054,330

 4,575,000

 NR/NR

 City of Terre Haute Indiana, 6.0%, 8/1/39

 4,642,161

 2,435,000

 NR/NR

 County of St. Joseph Indiana, 6.0%, 5/15/38

 2,509,146

 2,340,000

 NR/NR

 Vigo County Hospital Authority, 5.8%, 9/1/47 (144A)

 2,430,418

 4,000,000

 BB/NR

 Vigo County Hospital Authority, 8.0%, 9/1/41

 4,860,040

 $

 36,396,079

 Iowa - 0.6%

 1,315,000

 NR/NR

 Iowa Finance Authority, 5.0%, 11/15/21

 $

 924,708

 1,445,000

 NR/NR

 Iowa Finance Authority, 5.5%, 11/15/27

 999,882

 4,365,000

 BB/NR

 Iowa Finance Authority, 5.5%, 11/15/37

 2,943,145

 $

 4,867,735

 Louisiana - 2.2%

 11,670,000

 NR/NR

 Louisiana Public Facilities Authority, 9.75%, 8/1/14

 $

 11,668,600

 5,800,000

 NR/NR

 Tensas Parish Law Enforcement District, 8.5%, 10/1/26 (e)

 5,930,500

 $

 17,599,100

 Maryland - 0.5%

 4,115,000

 NR/NR

 County of Howard Maryland, 5.25%, 4/1/27

 $

 4,161,623

 Massachusetts - 1.2%

 1,116,746

 NR/NR

 Massachusetts Development Finance Agency, 11/15/56

 $

 7,862

 224,523

 NR/NR

 Massachusetts Development Finance Agency, 5.5%, 11/15/46

 179,057

 1,235,770

 NR/NR

 Massachusetts Development Finance Agency, 6.25%, 11/15/26

 1,185,857

 2,224,798

 NR/NR

 Massachusetts Development Finance Agency, 6.25%, 11/15/39

 2,027,414

 751,584

 NR/NR

 Massachusetts Development Finance Agency, 6.25%, 11/15/46

 671,165

 2,000,000

 NR/NR

 Massachusetts Development Finance Agency, 6.75%, 10/15/37

 2,122,100

 2,500,000

 NR/NR

 Massachusetts Development Finance Agency, 7.25%, 6/1/16

 1,175,100

 500,000

 NR/NR

 Massachusetts Development Finance Agency, 7.5%, 6/1/29

 235,020

 880,000

 NR/NR

 Massachusetts Development Finance Agency, 7.625%, 10/15/37

 1,009,510

 2,000,000

 NR/NR

 Massachusetts Development Finance Agency, 7.875%, 6/1/44

 940,080

 3,500,000

 NR/NR

 Massachusetts Health & Educational Facilities Authority, 6.5%, 1/15/38 (e)

 18,060

 $

 9,571,225

 Michigan - 3.9%

 5,485,000

 BBB-/NR

 Flint International Academy, 5.75%, 10/1/37

 $

 5,625,910

 4,635,000

 NR/NR

 Michigan Public Educational Facilities Authority, 5.875%, 6/1/37

 4,657,063

 290,000

 BB/NR

 Michigan Public Educational Facilities Authority, 7.25%, 4/1/20

 315,885

 2,020,000

 BB/NR

 Michigan Public Educational Facilities Authority, 8.0%, 4/1/40

 2,255,492

 2,750,000

 NR/NR

 Michigan State Hospital Finance Authority, 5.5%, 11/15/35

 2,768,068

 3,175,000

 NR/NR

 Michigan Strategic Fund, 7.25%, 1/1/39

 3,428,238

 4,000,000

 6.62

 NR/NR

 Michigan Strategic Fund, Floating Rate Note, 11/1/41

 4,359,600

 7,135,000

 6.75

 A/A2

 Michigan Strategic Fund, Floating Rate Note, 3/1/40

 8,048,209

 $

 31,458,465

 Minnesota - 1.6%

 10,000,000

 NR/NR

 Bloomington Port Authority, 9.0%, 12/1/35

 $

 11,784,100

 1,500,000

 NR/NR

 City of Brooklyn Park Minnesota, 9.25%, 3/1/39

 1,720,785

 $

 13,504,885

 Missouri - 1.7%

 6,090,000

 BB/NR

 Community Memorial Hospital District, 6.68%, 12/1/34

 $

 5,765,342

 4,500,000

 NR/NR

 Kirkwood Industrial Development Authority, 8.25%, 5/15/45

 5,331,285

 2,125,000

 NR/NR

 St Louis County Industrial Development Authority, 6.125%, 8/15/42

 2,170,092

 500,000

 NR/Ca

 St. Louis Industrial Development Authority, 7.2%, 12/15/28 (e)

 187,500

 1,365,000

 NR/Ca

 St. Louis Industrial Development Authority, 7.25%, 12/15/35 (e)

 511,875

 $

 13,966,094

 New Jersey - 2.0%

 10,000,000

 NR/NR

 New Jersey Economic Development Authority, 10.5%, 6/1/32 (144A)

 $

 10,446,600

 6,000,000

 NR/NR

 New Jersey Economic Development Authority, 6.625%, 1/1/37

 6,125,460

 $

 16,572,060

 New Mexico - 0.2%

 2,000,000

 NR/NR

 County of Otero New Mexico, 8.25%, 12/1/23 (Pre-Refunded)

 $

 2,020,000

 New York - 7.5%

 3,650,000

 B-/Caa2

 New York City Industrial Development Agency, 5.125%, 5/15/30

 $

 3,599,082

 13,750,000

 BB/B2

 New York City Industrial Development Agency, 5.25%, 12/1/32

 13,733,362

 10,300,000

 BB/NR

 Seneca Nation Indians Capital Improvements Authority, 5.0%, 12/1/23 (144A)

 10,797,490

 6,930,000

 NR/NR

 The Erie County Industrial Development Agency, 6.0%, 11/15/36

 7,065,828

 8,000,000

 NR/NR

 The Erie County Industrial Development Agency, 9.25%, 10/1/30

 9,105,920

 10,000,000

 NR/NR

 The Erie County Industrial Development Agency, 9.25%, 10/1/30

 11,382,400

 1,795,000

 NR/NR

 The Erie County Industrial Development Agency, 9.25%, 10/1/30

 2,050,931

 4,000,000

 BB+/NR

 Westchester Tobacco Asset Securitization New York, 5.125%, 6/1/45

 3,476,720

 $

 61,211,733

 North Carolina - 0.9%

 1,665,000

 NR/NR

 North Carolina Medical Care Commission, 7.75%, 3/1/31

 $

 1,909,355

 4,725,000

 NR/NR

 North Carolina Medical Care Commission, 7.75%, 3/1/41

 5,368,781

 $

 7,278,136

 Ohio - 0.4%

 3,000,000

 B/B2

 City of Cleveland Ohio, 5.375%, 9/15/27

 $

 2,993,820

 OT - 0.1%

 1,175,000

 0.00

 NR/NR

 Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A)

 $

 688,550

 Pennsylvania - 2.7%

 1,400,000

 BB+/NR

 Allegheny County Industrial Development Authority, 6.0%, 7/15/38

 $

 1,360,996

 4,800,000

 B-/Caa2

 Pennsylvania Economic Development Financing Authority, 6.0%, 6/1/31

 4,818,720

 2,005,000

 CCC+/Caa3

 Pennsylvania Economic Development Financing Authority, 7.5%, 5/1/20

 2,306,331

 10,575,000

 CCC+/Caa3

 Pennsylvania Economic Development Financing Authority, 8.0%, 5/1/29

 12,505,149

 1,000,000

 BB+/NR

 Philadelphia Authority for Industrial Development, 6.625%, 12/15/41

 1,093,680

 $

 22,084,876

 Rhode Island - 1.5%

 2,100,000

 NR/NR

 Central Falls Detention Facility Corp., 7.25%, 7/15/35

 $

 1,794,744

 9,100,000

 NR/NR

 Rhode Island Health & Educational Building Corp., 8.375%, 1/1/46

 10,691,499

 $

 12,486,243

 Texas - 15.9%

 10,125,000

 5.40

 CC/C

 Brazos River Authority, Floating Rate Note, 10/1/29

 $

 1,923,649

 1,000,000

 B/B2

 City of Houston Texas Airport System Revenue, 6.125%, 7/15/27

 1,003,800

 234,442

 NR/NR

 Gulf Coast Industrial Development Authority, 7.0%, 12/1/36 (e)

 2,162

 9,685,000

 A/Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/31

 3,406,602

 7,635,000

 A/Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/32

 2,548,639

 1,120,000

 A/Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/33

 355,488

 765,000

 A/Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/34

 224,283

 425,000

 A/Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/35

 117,130

 1,690,000

 A/Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/35

 464,209

 10,000,000

 A/Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/38

 2,261,400

 10,000,000

 A/Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/39

 2,128,900

 1,290,000

 A/Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/41

 254,414

 345,000

 NR/NR

 HFDC of Central Texas, Inc., 6.375%, 11/15/19

 314,547

 1,600,000

 NR/NR

 HFDC of Central Texas, Inc., 7.75%, 11/15/29

 1,190,624

 6,825,000

 NR/NR

 HFDC of Central Texas, Inc., 7.75%, 11/15/44

 5,070,566

 24,000,000

 NR/NR

 Jefferson County Industrial Development Corp. Texas, 8.25%, 7/1/32

 26,174,640

 1,520,000

 BB/NR

 Kinney County Public Facilities Corp., 7.0%, 11/1/25

 1,528,618

 3,820,000

 NR/NR

 Red River Health Facilities Development Corp., 12.0%, 12/14/17

 3,794,177

 5,000,000

 NR/NR

 Red River Health Facilities Development Corp., 7.25%, 12/15/47

 5,238,700

 2,000,000

 NR/NR

 Red River Health Facilities Development Corp., 8.0%, 11/15/46

 2,297,620

 26,000,000

 NR/NR

 Sanger Industrial Development Corp., 8.0%, 7/1/38

 27,589,116

 1,130,000

 BB/Ba

 Tarrant County Cultural Education Facilities Finance Corp., 7.5%, 11/15/16

 1,133,153

 1,775,000

 BB/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/28

 2,043,486

 2,250,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/29

 2,526,638

 120,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/34

 136,804

 5,000,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.125%, 11/15/39

 5,609,800

 8,350,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.125%, 11/15/44

 9,549,310

 5,000,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.25%, 11/15/44

 5,726,850

 5,000,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.25%, 11/15/44

 5,617,350

 1,000,000

 NR/NR

 Texas Midwest Public Facility Corp., 9.0%, 10/1/30 (e)

 538,950

 8,000,000

 NR/NR

 Travis County Health Facilities Development Corp., 7.125%, 1/1/46

 8,512,560

 $

 129,284,185

 Utah - 1.7%

 825,000

 BB/NR

 City of Spanish Fork City Utah, 5.55%, 11/15/21 (144A)

 $

 849,230

 3,150,000

 NR/NR

 City of Spanish Fork City Utah, 5.7%, 11/15/36 (144A)

 3,182,288

 1,510,000

 NR/NR

 Utah State Charter School Finance Authority, 7.25%, 5/15/21

 1,640,388

 1,985,000

 NR/NR

 Utah State Charter School Finance Authority, 8.125%, 5/15/31

 2,212,144

 5,145,000

 NR/NR

 Utah State Charter School Finance Authority, 8.5%, 5/15/41

 5,844,514

 $

 13,728,564

 Washington - 3.5%

 1,435,000

 NR/NR

 Washington State Housing Finance Commission, 5.25%, 1/1/17

 $

 1,462,581

 8,500,000

 NR/NR

 Washington State Housing Finance Commission, 5.625%, 1/1/27

 8,562,475

 10,860,000

 NR/NR

 Washington State Housing Finance Commission, 5.625%, 1/1/38

 10,830,678

 8,000,000

 NR/NR

 Washington State Housing Finance Commission, 6.75%, 10/1/47

 8,057,120

 $

 28,912,854

 West Virginia - 5.0%

 25,000,000

 NR/NR

 City of Philippi West Virginia, 7.75%, 10/1/44

 $

 25,477,250

 12,000,000

 NR/NR

 West Virginia Hospital Finance Authority, 9.125%, 10/1/41

 15,262,920

 $

 40,740,170

 Wisconsin - 5.6%

 14,382,500

 NR/NR

 Public Finance Authority, 7.0%, 10/1/42

 $

 14,221,704

 10,325,000

 NR/NR

 Public Finance Authority, 8.25%, 6/1/46

 12,327,947

 8,750,000

 NR/NR

 Public Finance Authority, 8.375%, 6/1/20

 8,824,288

 2,480,000

 NR/NR

 Public Finance Authority, 8.375%, 6/1/37

 2,692,809

 7,250,000

 NR/NR

 Public Finance Authority, 8.625%, 6/1/47

 7,955,932

 $

 46,022,680

 TOTAL MUNICIPAL BONDS

 (Cost $725,529,817)

 $

 807,139,220

 TOTAL INVESTMENT IN SECURITIES - 99.0%

 (Cost $725,529,817) (a)

 $

 807,139,220

 OTHER ASSETS & LIABILITIES - 1.0%

 $

 7,838,474

 TOTAL NET ASSETS - 100.0%

 $

 814,977,694

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At May 31, 2013, the value of these securities amounted to $29,844,576 or 3.7% of total net assets.

 (a)

 At May 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $725,465,807 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 98,807,518

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (17,134,105)

 Net unrealized gain

 $

 81,673,413

 (b)

 The concentration of investments by type of obligation/market sector is as follows:

    Revenus Bonds:

 Health

 46.7%

 Pollution Control Revenue

 13.0%

 Transportation

 12.1%

 Education

 10.9%

 Various Revenues

 9.1%

 Special Revenues

 4.5%

 Housing

 1.9%

 Insured

 1.7%

 General Obligation

 0.1%

 100.0%

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at period end.

 (e)

 Security is in default and is non-income producing.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Municipal Bonds

$
-

807,139,220

$
-

$
807,139,220

 Total

$
-

$
807,139,220

$
-

$
807,139,220

 During the period ended May 31, 2013, there were no transfers between Levels 1, 2 and 3.

 Pioneer Disciplined Value Fund

 Schedule of Investments 5/31/13 (unaudited)

 Shares

 Value

 COMMON STOCKS - 98.1%

 Energy - 12.2%

 Oil & Gas Equipment & Services - 1.4%

 16,467

 Halliburton Co.

 $

 689,144

 Integrated Oil & Gas - 7.6%

 18,413

 Chevron Corp.

 $

 2,260,196

 17,863

 Occidental Petroleum Corp.

 1,644,646

 $

 3,904,842

 Oil & Gas Exploration & Production - 1.3%

 19,961

 Marathon Oil Corp.

 $

 686,459

 Oil & Gas Refining & Marketing - 1.9%

 6,475

 Marathon Petroleum Corp. *

 $

 534,188

 11,400

 Valero Energy Corp.

 463,182

 $

 997,370

 Total Energy

 $

 6,277,815

 Materials - 2.0%

 Fertilizers & Agricultural Chemicals - 2.0%

 17,311

 The Mosaic Co.

 $

 1,052,855

 Total Materials

 $

 1,052,855

 Capital Goods - 7.8%

 Aerospace & Defense - 3.1%

 9,000

 Raytheon Co.

 $

 599,760

 10,664

 United Technologies Corp.

 1,012,014

 $

 1,611,774

 Industrial Conglomerates - 2.0%

 42,788

 General Electric Co.

 $

 997,816

 Industrial Machinery - 2.7%

 24,290

 Ingersoll-Rand Plc

 $

 1,397,404

 Total Capital Goods

 $

 4,006,994

 Transportation - 3.3%

 Airlines - 1.1%

 17,400

 United Continental Holdings, Inc. *

 $

 564,804

 Railroads - 2.2%

 7,208

 Union Pacific Corp.

 $

 1,114,501

 Total Transportation

 $

 1,679,305

 Media - 5.4%

 Cable & Satellite - 1.7%

 21,491

 Comcast Corp.

 $

 862,864

 Movies & Entertainment - 3.7%

 10,781

 The Walt Disney Co.

 $

 680,065

 20,982

 Time Warner, Inc.

 1,224,719

 $

 1,904,784

 Total Media

 $

 2,767,648

 Retailing - 4.9%

 Department Stores - 2.3%

 24,572

 Macy's, Inc.

 $

 1,187,810

 Home Improvement Retail - 2.5%

 30,000

 Lowe's Companies, Inc.

 $

 1,263,300

 Automotive Retail - 0.1%

 1,355

 CST Brands, Inc. *

 $

 41,178

 Total Retailing

 $

 2,492,288

 Food & Staples Retailing - 2.2%

 Drug Retail - 2.2%

 19,626

 CVS Caremark Corp.

 $

 1,130,065

 Total Food & Staples Retailing

 $

 1,130,065

 Food, Beverage & Tobacco - 6.0%

 Soft Drinks - 3.7%

 24,600

 Coca-Cola Enterprises, Inc.

 $

 914,136

 12,100

 PepsiCo, Inc.

 977,317

 $

 1,891,453

 Tobacco - 2.3%

 32,419

 Altria Group, Inc.

 $

 1,170,326

 Total Food, Beverage & Tobacco

 $

 3,061,779

 Health Care Equipment & Services - 3.3%

 Health Care Equipment - 1.1%

 8,700

 Covidien Plc

 $

 553,320

 Managed Health Care - 2.2%

 18,892

 Aetna, Inc.

 $

 1,140,699

 Total Health Care Equipment & Services

 $

 1,694,019

 Pharmaceuticals, Biotechnology & Life Sciences - 10.2%

 Pharmaceuticals - 10.2%

 24,392

 Johnson & Johnson

 $

 2,053,319

 22,084

 Merck & Co., Inc.

 1,031,323

 80,117

 Pfizer, Inc.

 2,181,586

 $

 5,266,228

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 5,266,228

 Banks - 6.8%

 Diversified Banks - 1.6%

 19,939

 Wells Fargo & Co.

 $

 808,526

 Regional Banks - 5.2%

 52,100

 KeyCorp

 $

 561,638

 98,500

 Regions Financial Corp.

 899,305

 16,851

 The PNC Financial Services Group, Inc.

 1,207,206

 $

 2,668,149

 Total Banks

 $

 3,476,675

 Diversified Financials - 14.7%

 Other Diversified Financial Services - 7.7%

 45,058

 Citigroup, Inc.

 $

 2,342,564

 29,002

 JPMorgan Chase & Co.

 1,583,219

 $

 3,925,783

 Consumer Finance - 2.1%

 23,071

 Discover Financial Services

 $

 1,093,796

 Asset Management & Custody Banks - 1.1%

 16,783

 Invesco, Ltd.

 $

 566,258

 Investment Banking & Brokerage - 3.8%

 20,200

 Morgan Stanley

 $

 523,180

 8,944

 The Goldman Sachs Group, Inc.

 1,449,644

 $

 1,972,824

 Total Diversified Financials

 $

 7,558,661

 Insurance - 8.0%

 Life & Health Insurance - 1.0%

 17,900

 Unum Group

 $

 509,792

 Multi-line Insurance - 1.8%

 29,800

 Hartford Financial Services Group, Inc.

 $

 912,774

 Property & Casualty Insurance - 5.2%

 11,000

 ACE, Ltd.

 $

 986,480

 20,522

 The Allstate Corp.

 989,981

 8,700

 The Travelers Companies, Inc.

 728,364

 $

 2,704,825

 Total Insurance

 $

 4,127,391

 Software & Services - 2.7%

 Internet Software & Services - 2.7%

 52,500

 Yahoo!, Inc. *

 $

 1,380,750

 Total Software & Services

 $

 1,380,750

 Technology Hardware & Equipment - 2.9%

 Communications Equipment - 1.9%

 40,800

 Cisco Systems, Inc.

 $

 982,464

 Computer Hardware - 1.0%

 21,500

 Hewlett-Packard Co.

 $

 525,030

 Total Technology Hardware & Equipment

 $

 1,507,494

 Semiconductors & Semiconductor Equipment - 1.0%

 Semiconductors - 1.0%

 11,306

 Analog Devices, Inc.

 $

 519,285

 Total Semiconductors & Semiconductor Equipment

 $

 519,285

 Telecommunication Services - 1.8%

 Integrated Telecommunication Services - 1.8%

 25,835

 AT&T, Inc.

 $

 903,967

 Total Telecommunication Services

 $

 903,967

 Utilities - 2.9%

 Electric Utilities - 2.9%

 11,185

 American Electric Power Co., Inc.

 $

 512,497

 12,700

 NextEra Energy, Inc. *

 960,374

 $

 1,472,871

 Total Utilities

 $

 1,472,871

 TOTAL COMMON STOCKS

 (Cost $40,962,187)

 $

 50,376,090

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 1.1%

 Repurchase Agreements - 1.1%

 590,000

 Deutschebank AG, 0.06%, dated 5/31/13, repurchase price of

 $590,000 plus accrued interest on 6/3/13 collateralized by

 the following:

 $476,562 U.S. Treasury Strip, 0.0%, 8/15/13-8/15/42

 $35,065 U.S. Treasury Notes, 1.25%, 1/31/19-2/29/20

 $90,173 U.S. Treasury Bonds, 2.375-7.875%, 2/15/21-1/15/29

 $

 590,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $590,000)

 $

 590,000

 TOTAL INVESTMENT IN SECURITIES - 99.2%

 (Cost $41,552,187) (a)

 $

 50,966,090

 OTHER ASSETS & LIABILITIES - 0.8%

 $

 410,444

 TOTAL NET ASSETS - 100.0%

 $

 51,376,534

 *

 Non-income producing security.

 (a)

 At May 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $41,598,780 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 9,387,195

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (19,885)

 Net unrealized gain

 $

 9,367,310

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
50,376,090

-

$
-

$
50,376,090

 Repurchase Agreements

-

590,000

-

590,000

 Total

$
50,376,090

$
590,000

$
-

$
50,966,090

 During the period ended May 31, 2013, there were no transfers between Levels 1, 2 and 3.

 Pioneer Disciplined Growth Fund

 Schedule of Investments 5/31/13 (unaudited)

 Shares

 Value

 COMMON STOCKS - 92.7%

 Energy - 4.0%

 Oil & Gas Equipment & Services - 2.9%

 5,700

 FMC Technologies, Inc. *

 $

 317,262

 13,100

 Halliburton Co.

 548,235

 5,100

 Schlumberger, Ltd.

 372,453

 $

 1,237,950

 Integrated Oil & Gas - 1.1%

 4,900

 Occidental Petroleum Corp.

 $

 451,143

 Total Energy

 $

 1,689,093

 Materials - 2.7%

 Fertilizers & Agricultural Chemicals - 1.3%

 8,900

 The Mosaic Co.

 $

 541,298

 Specialty Chemicals - 1.4%

 7,100

 Ecolab, Inc.

 $

 599,737

 Total Materials

 $

 1,141,035

 Capital Goods - 11.7%

 Aerospace & Defense - 3.2%

 14,219

 United Technologies Corp.

 $

 1,349,383

 Construction & Engineering - 1.0%

 11,700

 KBR, Inc.

 $

 422,370

 Industrial Conglomerates - 2.8%

 10,800

 3M Co.

 $

 1,190,916

 Construction & Farm Machinery & Heavy Trucks - 3.3%

 8,600

 Cummins, Inc.

 $

 1,028,818

 7,100

 Joy Global, Inc.

 383,968

 $

 1,412,786

 Industrial Machinery - 1.4%

 10,100

 Ingersoll-Rand Plc

 $

 581,053

 Total Capital Goods

 $

 4,956,508

 Transportation - 1.5%

 Air Freight & Logistics - 1.5%

 7,400

 United Parcel Service, Inc. (Class B)

 $

 635,660

 Total Transportation

 $

 635,660

 Consumer Services - 4.1%

 Restaurants - 4.1%

 1,800

 Chipotle Mexican Grill, Inc. *

 $

 649,800

 17,300

 Starbucks Corp.

 1,091,111

 $

 1,740,911

 Total Consumer Services

 $

 1,740,911

 Media - 6.8%

 Cable & Satellite - 2.6%

 27,300

 Comcast Corp.

 $

 1,096,095

 Movies & Entertainment - 4.2%

 16,900

 The Walt Disney Co.

 $

 1,066,052

 12,800

 Time Warner, Inc.

 747,136

 $

 1,813,188

 Total Media

 $

 2,909,283

 Retailing - 5.0%

 Apparel Retail - 1.1%

 7,100

 Ross Stores, Inc.

 $

 456,530

 Home Improvement Retail - 3.9%

 14,100

 Lowe's Companies, Inc.

 $

 593,751

 13,700

 The Home Depot, Inc.

 1,077,642

 $

 1,671,393

 Total Retailing

 $

 2,127,923

 Food, Beverage & Tobacco - 8.1%

 Soft Drinks - 3.2%

 4,000

 Fomento Economico Mexicano SAB de CV (A.D.R.)

 $

 434,360

 11,500

 PepsiCo, Inc.

 928,855

 $

 1,363,215

 Packaged Foods & Meats - 2.6%

 16,800

 Campbell Soup Co.

 $

 719,208

 5,500

 Green Mountain Coffee Roasters, Inc. *

 402,215

 $

 1,121,423

 Tobacco - 2.3%

 26,400

 Altria Group, Inc.

 $

 953,040

 Total Food, Beverage & Tobacco

 $

 3,437,678

 Household & Personal Products - 1.6%

 Household Products - 1.6%

 11,800

 Colgate-Palmolive Co.

 $

 682,512

 Total Household & Personal Products

 $

 682,512

 Health Care Equipment & Services - 4.8%

 Health Care Equipment - 2.0%

 13,500

 Covidien Plc

 $

 858,600

 Health Care Services - 1.2%

 8,200

 Express Scripts Holding Co. *

 $

 509,384

 Managed Health Care - 1.6%

 11,000

 Aetna, Inc.

 $

 664,180

 Total Health Care Equipment & Services

 $

 2,032,164

 Pharmaceuticals, Biotechnology & Life Sciences - 9.5%

 Biotechnology - 6.4%

 10,800

 Celgene Corp. *

 $

 1,335,420

 16,900

 Gilead Sciences, Inc. *

 920,712

 5,700

 Vertex Pharmaceuticals, Inc. *

 457,767

 $

 2,713,899

 Pharmaceuticals - 3.1%

 4,800

 Allergan, Inc.

 $

 477,552

 10,200

 Johnson & Johnson

 858,636

 $

 1,336,188

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 4,050,087

 Diversified Financials - 1.1%

 Investment Banking & Brokerage - 1.1%

 3,000

 The Goldman Sachs Group, Inc.

 $

 486,240

 Total Diversified Financials

 $

 486,240

 Software & Services - 17.8%

 Internet Software & Services - 6.1%

 2,345

 Google, Inc. *

 $

 2,041,111

 21,500

 Yahoo!, Inc. *

 565,450

 $

 2,606,561

 Data Processing & Outsourced Services - 1.3%

 3,000

 Visa, Inc.

 $

 534,420

 Application Software - 1.0%

 6,625

 Citrix Systems, Inc. *

 $

 426,319

 Systems Software - 9.4%

 73,321

 Microsoft Corp.

 $

 2,557,436

 42,754

 Oracle Corp.

 1,443,375

 $

 4,000,811

 Total Software & Services

 $

 7,568,111

 Technology Hardware & Equipment - 10.8%

 Communications Equipment - 1.9%

 4,700

 F5 Networks, Inc. *

 $

 391,087

 6,600

 Qualcomm, Inc.

 418,968

 $

 810,055

 Computer Hardware - 6.6%

 6,261

 Apple, Inc.

 $

 2,815,447

 Computer Storage & Peripherals - 2.3%

 21,400

 EMC Corp. *

 $

 529,864

 7,100

 SanDisk Corp. *

 419,042

 $

 948,906

 Total Technology Hardware & Equipment

 $

 4,574,408

 Semiconductors & Semiconductor Equipment - 3.2%

 Semiconductors - 3.2%

 10,900

 Analog Devices, Inc.

 $

 500,637

 13,800

 Maxim Integrated Products, Inc.

 406,962

 10,800

 Xilinx, Inc.

 439,020

 $

 1,346,619

 Total Semiconductors & Semiconductor Equipment

 $

 1,346,619

 TOTAL COMMON STOCKS

 (Cost $28,506,337)

 $

 39,378,232

 MUTUAL FUNDS - 1.0%

 Real Estate - 1.0%

 Diversified REIT's - 1.0%

 6,000

 iShares Dow Jones US Real Estate Index Fund

 $

 412,320

 Total Real Estate

 $

 412,320

 TOTAL MUTUAL FUNDS

 (Cost $331,709)

 $

 412,320

 TOTAL INVESTMENT IN SECURITIES - 93.7%

 (Cost $28,838,046) (a)

 $

 39,790,552

 OTHER ASSETS & LIABILITIES - 6.3%

 $

 2,685,100

 TOTAL NET ASSETS - 100.0%

 $

 42,475,652

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At May 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $28,894,037 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 11,056,416

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (159,900)

 Net unrealized gain

 $

 10,896,515

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
39,378,232

-

$
-

$
39,378,232

 Mutual Funds

412,320

-

-

$
412,320

 Total

$
39,790,552

$
-

$
-

$
39,790,552

 During the period ended May 31, 2013, there were no transfers between Levels 1, 2 and 3.

 Pioneer Global Equity Fund

 Schedule of Investments 5/31/13 (unaudited)

 Shares

 Value

 COMMON STOCKS - 97.7%

 Energy - 5.0%

 Oil & Gas Equipment & Services - 2.0%

 67,200

 Halliburton Co.

 $

 2,812,320

 Integrated Oil & Gas - 2.8%

 191,900

 BP Plc

 $

 1,372,548

 12,200

 Chevron Corp.

 1,497,550

 112,300

 PTT PCL

 1,203,478

 $

 4,073,576

 Oil & Gas Exploration & Production - 0.2%

 4,300

 Cabot Oil & Gas Corp.

 $

 302,548

 Total Energy

 $

 7,188,444

 Materials - 2.4%

 Commodity Chemicals - 1.3%

 26,300

 Kuraray Co, Ltd.

 $

 372,028

 18,000

 LyondellBasell Industries NV

 1,199,700

 121,600

 PTT Global Chemical PCL

 290,809

 $

 1,862,537

 Fertilizers & Agricultural Chemicals - 0.7%

 3,500

 Monsanto Co.

 $

 352,240

 12,600

 The Mosaic Co.

 766,332

 $

 1,118,572

 Construction Materials - 0.4%

 226,500

 Indocement Tunggal Prakarsa Tbk PT

 $

 547,812

 Total Materials

 $

 3,528,921

 Capital Goods - 10.6%

 Aerospace & Defense - 2.0%

 27,900

 Raytheon Co.

 $

 1,859,256

 11,127

 United Technologies Corp.

 1,055,952

 $

 2,915,208

 Construction & Engineering - 1.2%

 47,800

 KBR, Inc.

 $

 1,725,580

 Electrical Components & Equipment - 0.9%

 15,800

 Rockwell Automation, Inc.

 $

 1,390,716

 Heavy Electrical Equipment - 0.3%

 22,800

 ABB, Ltd.

 $

 494,988

 Industrial Conglomerates - 3.2%

 27,300

 3M Co.

 $

 3,010,371

 2,029,100

 Alliance Global Group, Inc.

 1,149,517

 196,500

 John Keells Holdings Plc

 442,172

 $

 4,602,060

 Construction & Farm Machinery & Heavy Trucks - 1.4%

 5,386,000

 Nam Cheong, Ltd.

 $

 1,188,253

 41,300

 The Manitowoc Co., Inc.

 867,713

 $

 2,055,966

 Industrial Machinery - 1.6%

 39,700

 Ingersoll-Rand Plc

 $

 2,283,941

 Total Capital Goods

 $

 15,468,459

 Transportation - 1.5%

 Railroads - 1.0%

 18,800

 Norfolk Southern Corp.

 $

 1,439,892

 Highways & Railtracks - 0.5%

 1,349,200

 Yuexiu Transport Infrastructure, Ltd.

 $

 703,984

 Total Transportation

 $

 2,143,876

 Automobiles & Components - 1.9%

 Tires & Rubber - 1.4%

 39,500

 Bridgestone Corp.

 $

 1,269,180

 68,100

 Pirelli & C. S.p.A.

 778,422

 $

 2,047,602

 Automobile Manufacturers - 0.5%

 121,000

 Mazda Motor Corp.

 $

 463,278

 1,400

 Volkswagen AG

 299,789

 $

 763,067

 Total Automobiles & Components

 $

 2,810,669

 Consumer Durables & Apparel - 2.0%

 Apparel, Accessories & Luxury Goods - 2.0%

 4,500

 Christian Dior SA

 $

 814,272

 13,200

 Cie Financiere Richemont SA

 1,156,773

 29,200

 True Religion Apparel, Inc.

 929,728

 $

 2,900,773

 Total Consumer Durables & Apparel

 $

 2,900,773

 Consumer Services - 1.0%

 Casinos & Gaming - 1.0%

 1,842,200

 NagaCorp, Ltd.

 $

 1,505,859

 Total Consumer Services

 $

 1,505,859

 Media - 2.4%

 Cable & Satellite - 0.4%

 650,000

 Asian Pay Television Trust *

 $

 477,187

 Movies & Entertainment - 2.0%

 13,300

 The Walt Disney Co.

 $

 838,964

 30,400

 Time Warner, Inc.

 1,774,448

 4,800

 Viacom, Inc. (Class B)

 316,272

 $

 2,929,684

 Total Media

 $

 3,406,871

 Retailing - 1.8%

 Department Stores - 1.3%

 38,900

 Macy's, Inc.

 $

 1,880,426

 Apparel Retail - 0.2%

 11,948

 Tom Tailor Holding AG *

 $

 271,281

 Home Improvement Retail - 0.3%

 6,500

 The Home Depot, Inc.

 $

 511,290

 Total Retailing

 $

 2,662,997

 Food & Staples Retailing - 2.9%

 Drug Retail - 2.1%

 27,900

 CVS Caremark Corp.

 $

 1,606,482

 31,100

 Walgreen Co.

 1,485,336

 $

 3,091,818

 Food Distributors - 0.4%

 171,700

 Metcash, Ltd.

 $

 632,573

 Food Retail - 0.4%

 9,900

 Magnit OJSC (G.D.R.)

 $

 532,721

 Total Food & Staples Retailing

 $

 4,257,112

 Food, Beverage & Tobacco - 7.4%

 Brewers - 0.5%

 15,500

 Molson Coors Brewing Co.

 $

 765,855

 Soft Drinks - 2.8%

 24,300

 Coca-Cola Enterprises, Inc.

 $

 902,988

 38,700

 PepsiCo, Inc.

 3,125,799

 $

 4,028,787

 Packaged Foods & Meats - 2.2%

 32,400

 Green Mountain Coffee Roasters, Inc. *

 $

 2,369,412

 13,100

 Nestle SA

 861,859

 $

 3,231,271

 Tobacco - 1.9%

 40,700

 Imperial Tobacco Group Plc

 $

 1,456,424

 39,600

 Japan Tobacco, Inc.

 1,338,174

 $

 2,794,598

 Total Food, Beverage & Tobacco

 $

 10,820,511

 Health Care Equipment & Services - 2.2%

 Health Care Equipment - 2.2%

 28,300

 Covidien Plc

 $

 1,799,880

 21,600

 Medtronic, Inc.

 1,101,816

 5,700

 Terumo Corp.

 281,714

 $

 3,183,410

 Total Health Care Equipment & Services

 $

 3,183,410

 Pharmaceuticals, Biotechnology & Life Sciences - 12.3%

 Biotechnology - 1.3%

 15,100

 Celgene Corp. *

 $

 1,867,115

 Pharmaceuticals - 10.2%

 28,100

 AstraZeneca Plc

 $

 1,432,424

 9,600

 Bayer AG

 1,031,475

 54,600

 Novartis AG

 3,900,772

 96,300

 Pfizer, Inc.

 2,622,249

 5,200

 Roche Holding AG

 1,282,866

 14,700

 Salix Pharmaceuticals, Ltd. *

 891,849

 15,357

 Sanofi

 1,613,145

 11,000

 Shire Plc

 361,388

 39,600

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 1,512,720

 3,200

 Valeant Pharmaceuticals International, Inc. *

 291,584

 $

 14,940,472

 Life Sciences Tools & Services - 0.8%

 12,700

 Thermo Fisher Scientific, Inc.

 $

 1,121,410

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 17,928,997

 Banks - 9.8%

 Diversified Banks - 8.5%

 76,000

 Banco Bilbao Vizcaya Argentaria SA

 $

 711,705

 5,685,300

 Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT

 708,050

 331,051

 Commercial Bank of Ceylon Plc

 321,809

 79,800

 First Gulf Bank PJSC

 325,130

 4,479,200

 Guaranty Trust Bank Plc

 806,936

 51,400

 HSBC Holdings Plc (A.D.R.)

 2,819,804

 798,200

 Krung Thai Bank PCL

 582,513

 9,500

 National Australia Bank, Ltd.

 261,825

 261,673

 National Development Bank Plc

 365,869

 61,600

 Nordea Bank AB

 750,830

 18,200

 Royal Bank of Canada

 1,080,046

 169,529

 Sampath Bank Plc

 298,102

 41,800

 Standard Chartered Plc

 960,472

 36,500

 Sumitomo Mitsui Financial Group, Inc.

 1,425,454

 11,450

 The Toronto-Dominion Bank

 927,507

 $

 12,346,052

 Regional Banks - 1.3%

 57,500

 KeyCorp

 $

 619,850

 248,800

 Shinsei Bank, Ltd.

 577,250

 10,800

 The PNC Financial Services Group, Inc.

 773,712

 $

 1,970,812

 Total Banks

 $

 14,316,864

 Diversified Financials - 9.1%

 Other Diversified Financial Services - 2.0%

 47,900

 Citigroup, Inc.

 $

 2,490,321

 11,100

 Intercorp Financial Services, Inc.

 369,852

 $

 2,860,173

 Multi-Sector Holdings - 0.4%

 405,400

 First Pacific Co., Ltd.

 $

 533,165

 Specialized Finance - 1.0%

 23,100

 Deutsche Boerse AG

 $

 1,493,435

 Consumer Finance - 1.7%

 12,800

 American Express Co.

 $

 969,088

 32,200

 Discover Financial Services

 1,526,602

 $

 2,495,690

 Asset Management & Custody Banks - 1.5%

 33,300

 Ares Capital Corp.

 $

 571,428

 54,500

 The Carlyle Group LP

 1,589,220

 $

 2,160,648

 Investment Banking & Brokerage - 2.5%

 17,200

 Morgan Stanley

 $

 445,480

 19,800

 The Goldman Sachs Group, Inc.

 3,209,184

 $

 3,654,664

 Total Diversified Financials

 $

 13,197,775

 Insurance - 2.4%

 Life & Health Insurance - 0.4%

 400

 The Dai-ichi Life Insurance Co, Ltd.

 $

 548,582

 Multi-line Insurance - 1.5%

 7,754

 Allianz SE *

 $

 1,196,959

 3,800

 Zurich Insurance Group AG

 1,001,713

 $

 2,198,672

 Reinsurance - 0.5%

 3,600

 Muenchener Rueckversicherungs AG

 $

 673,130

 Total Insurance

 $

 3,420,384

 Real Estate - 3.4%

 Industrial REIT's - 2.3%

 415,000

 AIMS AMP Capital Industrial Real Estate Investment Trust

 $

 537,865

 444,500

 Cache Logistics Trust

 447,472

 1,090,800

 Cambridge Industrial Trust

 647,726

 488,000

 Mapletree Industrial Trust

 536,495

 564,700

 Mapletree Logistics Trust

 538,433

 681,500

 Sabana Shari'ah Compliant Industrial Real Estate Investment Trust

 655,850

 $

 3,363,841

 Real Estate Development - 1.1%

 512,000

 Mah Sing Group Bhd

 $

 521,143

 7,495,700

 Quality Houses PCL

 1,010,269

 $

 1,531,412

 Total Real Estate

 $

 4,895,253

 Software & Services - 8.2%

 Internet Software & Services - 1.6%

 90,900

 Yahoo!, Inc. *

 $

 2,390,670

 IT Consulting & Other Services - 2.3%

 14,100

 International Business Machines Corp.

 $

 2,933,082

 23,900

 SAIC, Inc.

 346,550

 $

 3,279,632

 Systems Software - 4.3%

 105,619

 Microsoft Corp.

 $

 3,683,991

 75,300

 Oracle Corp.

 2,542,128

 $

 6,226,119

 Total Software & Services

 $

 11,896,421

 Technology Hardware & Equipment - 6.5%

 Communications Equipment - 1.5%

 68,400

 Cisco Systems, Inc.

 $

 1,647,072

 9,200

 Qualcomm, Inc.

 584,016

 $

 2,231,088

 Computer Hardware - 2.6%

 8,485

 Apple, Inc.

 $

 3,815,535

 Computer Storage & Peripherals - 1.1%

 62,400

 EMC Corp. *

 $

 1,545,024

 Electronic Components - 1.0%

 71,200

 Hoya Corp.

 $

 1,425,636

 Office Electronics - 0.3%

 13,900

 Canon, Inc.

 $

 477,335

 Total Technology Hardware & Equipment

 $

 9,494,618

 Semiconductors & Semiconductor Equipment - 2.7%

 Semiconductors - 2.7%

 13,300

 Maxim Integrated Products, Inc.

 $

 392,217

 3,300

 Samsung Electronics Co., Ltd. (G.D.R.)

 2,204,499

 21,300

 SK Hynix, Inc.

 597,369

 18,700

 Xilinx, Inc.

 760,155

 $

 3,954,240

 Total Semiconductors & Semiconductor Equipment

 $

 3,954,240

 Telecommunication Services - 2.2%

 Integrated Telecommunication Services - 0.7%

 800,000

 PCCW, Ltd.

 $

 378,192

 350,000

 Telecom Corp of New Zealand, Ltd.

 637,376

 $

 1,015,568

 Wireless Telecommunication Services - 1.5%

 736,700

 Vodafone Group Plc

 $

 2,133,311

 Total Telecommunication Services

 $

 3,148,879

 TOTAL COMMON STOCKS

 (Cost $126,007,180)

 $

 142,131,333

 TOTAL INVESTMENT IN SECURITIES - 97.7%

 (Cost $126,007,180) (a)(b)

 $

 142,131,333

 OTHER ASSETS & LIABILITIES - 2.3%

 $

 3,380,714

 TOTAL NET ASSETS - 100.0%

 $

 145,512,047

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (a)

 At May 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $127,423,946 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 17,471,239

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (2,763,852)

 Net unrealized gain

 $

 14,707,387

 (b)

 Distributions of investments by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

 United States

 52.0%

 United Kingdom

 7.10

 Switzerland

 6.10

 Japan

 5.70

 Germany

 3.40

 Ireland

 3.10

 Singapore

 2.70

 Thailand

 2.10

 Korea, Republic Of

 1.90

 France

 1.70

 Canada

 1.60

 Malaysia

 1.20

 Hong Kong

 1.10

 Other (individually less than 1%)

 10.30

 100.0%

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks (U.S.)

$
82,001,012

-

$
-

$
82,001,012

 Common Stocks (Foreign)

-

60,130,321

-

60,130,321

 Total

$
82,001,012

$
60,130,321

$
-

$
142,131,333

 During the period ended May 31, 2013, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust V By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date July 30, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date July 30, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date July 30, 2013 * Print the name and title of each signing officer under his or her signature.